Label	Element	Value
Invesco STIC Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 2, 2023 TO THE CURRENT
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
(each a “Fund” and collectively the “Funds")
This supplement amends the Prospectuses and Statement of Additional Information (SAI) of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Prospectuses and Statement of Additional Information and retain it for future reference.
In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the rules that govern registered money market funds, such as the Funds. These amendments, among other changes: (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees from Rule 2a-7, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional prime and institutional tax-exempt money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by the fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.
As a result of these amendments, effective October 2, 2023: (i) the Funds may no longer impose a redemption gate (except under certain extraordinary circumstances, including as part of a liquidation); and (ii) the Funds’ ability to impose a liquidity fee will no longer be tied to weekly liquid assets, thereby permitting a Fund to impose a liquidity fee (not to exceed 2% of the value of the shares redeemed) if the Fund’s board determines that imposing such fee is in the best interests of the Fund, irrespective of the Fund’s level of weekly liquid assets. Any such discretionary liquidity fee imposed will remain in effect until the Fund’s board determines that imposing such liquidity fee is no longer in the best interests of the Fund. Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress.
Therefore, in connection with the foregoing, effective October 2, 2023, all references to (i) redemption gates or suspension of redemptions pursuant to Rule 2a-7 and (ii) the tie between the weekly liquid asset minimum thresholds and liquidity fees are removed from each Fund’s Prospectuses and Statement of Additional Information.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco STIC Prime Portfolio
Invesco STIC Prime Portfolio | Money Market Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Fund Risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations, performance, yields and operating expenses.
Invesco STIC Prime Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels.
Invesco STIC Prime Portfolio | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund.
Invesco STIC Prime Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time, including during periods of market stress.